BUSINESS OVERVIEW AND BASIS OF PRESENTATION (Details Narrative) - $ / shares	Oct. 04, 2023	Sep. 04, 2023	May 30, 2023	Dec. 31, 2024	Jun. 30, 2024		Jun. 12, 2024	Sep. 20, 2023
Common stock, shares issued			1	21,650,000	20,000,000	[1]		10
Common stock, shares authorized		50,000	500,000,000	1,000,000,000,000	1,000,000,000,000
Common stock, par value		$ 1.00	$ 0.001	$ 0.0000005	$ 0.0000005
Hero Global Enterprises Limited [Member]
Ownership percentage	73.50%	78.38%					97.00%
United Source [Member]
Ownership percentage	4.50%	4.50%
Ms Kong [Member]
Ownership percentage	4.90%	4.90%
Trillion Able [Member]
Ownership percentage	4.90%	4.90%
Better Access [Member]
Ownership percentage	4.30%	4.30%
Mr Gao [Member]
Ownership percentage	3.00%	3.00%		100.00%			3.00%
True Sage [Member]
Ownership percentage	4.90%
Mr Gao [Member]
Shares issued	300	299	1
Hero Global Enterprises Limited [Member]
Shares issued			1
Hero Global Enterprises Limited [Member]
Shares issued	7,350	7,838
United Source [Member]
Shares issued	450	450
Ms Kong [Member]
Shares issued	490	490
Trillion Able [Member]
Shares issued	490	490
Better Access [Member]
Shares issued	430	430
True Sage [Member]
Shares issued	490

[1]	Giving retroactive effect to the 2,000 for 1 share split effected on June 12, 2024.